Convertible Preferred Shares and Warrants	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Convertible preferred shares and warrants
13.	Convertible preferred shares and warrants

Upon the completion of the Company's IPO on September 20, 2017, all of the outstanding Series A1, A2, B1, B2 and C convertible preferred shares were converted into 28,905,083 ordinary shares. The history of the issuance of the preferred shares is as following:

In August 2014 and April 2015, the Company issued 6,244,443 Series A1 convertible preferred shares (“Series A1 Preferred Shares”) and 8,442,221 Series A2 convertible preferred shares (“Series A2 Preferred Shares”) with a par value $0.00006 per share to a group of investors for a cash consideration of $8,029 or $1.2857 per share and $18,279 or $2.1651 per share, respectively. In August 2014, $2,000 in convertible loans issued in March and April of 2014 to certain investors who purchased Series A1 Preferred Shares were converted into 2,222,222 Series A1 Preferred Shares in connection with the offering at a per share price of $0.90.

On December 31, 2015, as an inducement to participate in the contemplated issuance of Series B1 Preferred Shares and Series B2 Preferred Shares, the Company entered into an agreement with one investor to issue warrants to purchase up to 461,808 Series A2 Preferred Shares at $2.1651 per share, as adjusted from time to time pursuant to the agreement. The fair value of the warrants of $1,980 was expensed on the date of issuance (as opposed to being treated as a cost of equity issuance because the warrants would have become exercisable after the passage of time in the absence of an equity offering).

In January and April 2016, the Company issued 5,562,335 Series B1 convertible preferred shares (“Series B1 Preferred Shares”) and 3,973,096 Series B2 convertible preferred shares (“Series B2 Preferred Shares”) with a par value of $0.00006 per share to a group of investors including existing preferred share investors for a cash consideration of $53,100 or $9.5464 per share and $53,100 or $13.3649 per share, respectively.

In June 2017, the Company issued 1,998,958 Series C convertible redeemable preferred shares (“Series C Preferred Shares”) with a par value of $ 0.00006 per share to a group of investors including existing preferred share investors for a cash consideration of $30,000 or $15.0078 per share.

On July 19, 2017, the investor holding the warrants exercised the warrants to purchase 461,808 Series A2 Preferred Shares at $2.1651 per share.

The key terms of the warrants were as follows:

Vesting date

The warrants were vested on April 1, 2016.

Exercise period

If not previously exercised, the warrants shall expire on the earlier of (1) the sixth (6th) anniversary of the issue date or (2) ninety (90) days prior to the date on which the Company consummates a QIPO.

The Company has classified the Series A1, A2, B1, B2 and C Preferred Shares as mezzanine equity as these convertible preferred shares are redeemable upon the occurrence of a conditional event outside of the Company’s control (i.e. a liquidation event or failure to complete the QIPO within required period). The holders of the Series A1, A2, B1, B2 and C Preferred Shares have a liquidation preference and will not receive the same form of consideration upon the occurrence of the conditional event as the ordinary shareholders would. The holders of the Series A1, A2, B1, B2 and C Preferred Shares have the ability to convert the instrument into the Company's ordinary shares. The conversion option of the convertible preferred shares did not qualify for bifurcation accounting because the conversion option was clearly and closely related to the host instrument and the underlying ordinary shares are not publicly traded nor readily convertible into cash.

The Company has determined that there was no beneficial conversion feature ("BCF") attributable to the Series A1, A2, B1, B2 and C Preferred Shares, as the effective conversion price was greater than the fair value of the ordinary shares on the respective commitment date.

The Company concluded that redemption of that the Series A1, A2, B1, B2 and C Preferred Shares was not probable due to the remote likelihood of a liquidation event and the expected successful QIPO within five years. Therefore, no adjustment was made to the initial carrying amount of the Series A1, A2, B1, B2 and C Preferred Shares.

The warrants are freestanding instruments and are recorded as liabilities in accordance with ASC480. The Series A1, A2, B1, B2 and C Preferred Shares were initially recorded as mezzanine equity equal to the proceeds received. The warrants are initially recognized at fair value, with subsequent changes in fair value recorded in gain or loss. For the year ended December 31, 2017, the Company recognized a gain from the decrease in fair value of the warrants of $200.